DESCRIPTION OF REAL ESTATE PROPERTY	6 Months Ended	9 Months Ended			12 Months Ended
	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Houston 150 Homes [Member]
Real Estate Disclosure [Text Block]
1. DESCRIPTION OF REAL ESTATE PROPERTY
On October 31, 2013, Reven Housing REIT, Inc. (the “Company”), through a wholly-owned subsidiary, closed on the acquisition of 150 single family homes located in the Houston, Texas metropolitan area, pursuant to that certain Single Family Homes Real Estate Purchase and Sale Agreement (the “Agreement”) dated October 4, 2013, with Red Door Housing, LLC, a Texas limited liability company (“Red Door”), and WFI Funding, Inc., a Texas corporation (together with Red Door, the “Sellers”). The Houston 150 Sellers are not affiliated with the Company.
The contract purchase price for the 150 acquired properties was $11,691,832, exclusive of closing costs. The Company funded 100% of the purchase with cash, including the cash proceeds of a share issuance on October 29, 2013. The majority of the 150 homes purchased had not been leased during the entire periods covered by the audited and unaudited statements provided, as many of these homes were vacant, owner occupied or were in the process of being refurbished prior to the acquisition by Reven Housing REIT.
Reven Housing REIT is a Maryland corporation formed to invest in and manage a diverse portfolio of single family homes located throughout the United States.

HOUSTON 18 HOMES [Member]
Real Estate Disclosure [Text Block]
1. DESCRIPTION OF REAL ESTATE PROPERTY

On January 31, 2014, Reven Housing REIT, Inc. (“Company”), through a wholly-owned subsidiary, closed on the acquisition of 18 single family homes located in the Houston, Texas metropolitan area, pursuant to that certain Single Family Homes Real Estate Purchase and Sale Agreement dated October 4, 2013, as amended on October 30, 2013 and as further amended on December 23, 2013 (the “Houston 18 Agreement”) with Red Door Housing, LLC, a Texas limited liability company (“Red Door”), and WFI Funding, Inc., a Texas corporation (together with Red Door, the “Houston 18 Sellers”). The Houston 18 Sellers are not affiliated with the Company.
The contract purchase price for the 18 acquired properties was $1,560,836, exclusive of closing costs. The Company funded 100% of the purchase with cash.
Reven Housing REIT is a Maryland corporation formed to invest in and manage a diverse portfolio of single family homes located throughout the United States.

Jacksonville 31 [Member]
Real Estate Disclosure [Text Block]
1. DESCRIPTION OF REAL ESTATE PROPERTY
On July 7, 2014, Reven Housing REIT, Inc. (“Company”), through a wholly-owned subsidiary, closed on the acquisition of 29 single family homes located in the Jacksonville, Florida metropolitan area, from CJJ Development II, LLC, (the “Jacksonville 31 Seller”), pursuant to that certain Single Family Homes Real Estate Purchase and Sale Agreement dated May 5, 2014, as amended on June 25, 2014, and as further amended on July 2, 2014 (collectively, the “Agreement”), with BGF Homes, LLC, a Florida limited liability company, CJJ Development II, LLC, a Florida limited liability company, DCCF Properties, LLC, a Florida limited liability company, NBJW Properties, LLC, a Florida limited liability company, North Jacksonville Rentals, LLC, a Florida limited liability company, Rams Real Estate Holdings, LLC, a Florida limited liability company, and Obadiah G. Dorsey, an individual. On October 31, 2014, the Company purchased an additional 2 properties from the Jacksonville 31 Seller pursuant to this same agreement. The acquired properties are part of a total of 49 single-family homes subject to the Agreement. However it has been determined that the other properties were owned by unrelated sellers, not acquired contingent to the other purchases, subject to separate closing agreements, and therefore were insignificant acquisitions.
The contract purchase price for the 31 acquired properties was $2,143,499 exclusive of closing costs. The Company funded 100% of the purchase with cash.
Reven Housing REIT is a Maryland corporation formed to invest in and manage a diverse portfolio of single family homes located throughout the United States.

Memphis 60 [Member]
Real Estate Disclosure [Text Block]
1. DESCRIPTION OF REAL ESTATE PROPERTY
On July 28, 2014, Reven Housing REIT, Inc. (“Company”), through a wholly-owned subsidiary, Reven Housing Tennessee, LLC (“Buyer”), closed on the acquisition of 51 single family homes located in the Memphis, Tennessee metropolitan area, pursuant to that certain Single Family Homes Real Estate Purchase and Sale Agreement dated April 24, 2014, as amended (the “Memphis 60 Agreement”) between Buyer and H&J Properties, LLC, Memphis Cash Flow, GP, and Equity Trust Company Custodian FBO Hulet T. Gregory IRA Z108673 (collectively, the “Memphis 60 Sellers”). Between September 11, 2014 and December 24, 2014, the Buyer closed on the acquisition of an additional nine single family homes (together with the previously purchased 51 single family homes, the “Memphis 60 Homes”) from the Memphis 60 Sellers pursuant to the Memphis 60 Agreement. The Memphis 60 Sellers are not affiliated with the Company.
The contract purchase price for the 60 acquired properties was $4,725,800, exclusive of closing costs. The Company funded 100% of the purchase with cash.
Reven Housing REIT is a Maryland corporation formed to invest in and manage a diverse portfolio of single family homes located throughout the United States.

Memphis 21 [Member]
Real Estate Disclosure [Text Block]
1. DESCRIPTION OF REAL ESTATE PROPERTY
On November 7, 2014, Reven Housing REIT, Inc. (“Reven Housing REIT “or the “Company”), through a wholly owned subsidiary, Reven Housing Tennessee, LLC, closed on the acquisition of 21 properties (“Memphis 21 Homes”) located in the Memphis, Tennessee metropolitan area, pursuant to that certain Single Family Homes Real Estate Purchase and Sale Agreement dated September 9, 2014 with Gregory Griffin, an individual (the “Seller”). The Seller does not have a material relationship with the Company and the acquisition was not an affiliated transaction.
The contract purchase price for the 21 acquired properties was $1,724,909, exclusive of closing costs. The 21 acquired properties are mostly three-bedroom, two bath homes. Upon acquisition, all properties were leased on short term leases of primarily one year in duration. The majority of the 21 homes purchases had not been leased during the entire period covered by the audited and unaudited statement provided, as many of these homes were vacant, owner occupied or were in the process of being refurbished prior to the acquisition by Reven Housing REIT, Inc.
Reven Housing REIT is a Maryland corporation formed to invest in and manage a diverse portfolio of single family homes located throughout the United States.
Number of bedrooms and baths, and any other measures used to describe the real estate included in these notes to the statement of revenues over certain operating expenses are presented on an unaudited basis.

Jacksonville 53 [Member]
Real Estate Disclosure [Text Block]
1. DESCRIPTION OF REAL ESTATE PROPERTY
On March 13, 2015, Reven Housing REIT, Inc. (the “Company”), through a wholly-owned subsidiary, closed on the acquisition of 50 properties located in the Jacksonville, Florida metropolitan area, pursuant to that Single Family Homes Real Estate Purchase and Sale Agreement dated January 30, 2015 (the “Jacksonville 53 Agreement”) between the Company and ADCIP, LLC, a Delaware limited liability company, ADCIP II, LLC, a Delaware limited liability company, APICDA, LLC, a Delaware limited liability company, BPICDA, LLC, a Delaware limited liability company, CPICDA, LLC, a Delaware limited liability company, DPICDA, LLC, a Delaware limited liability company, EPICDA, LLC, a Delaware limited liability company, FPICDA, LLC, a Delaware limited liability company (collectively, the “Jacksonville 53 Sellers”). An additional 3 properties were purchased on April 8, 2015 from the same sellers under the same agreement. The 53 acquired properties are part of a portfolio of 62 single-family homes subject to the Jacksonville 53 Agreement, of which the Company decided to acquire only 53 properties. The Jacksonville 53 Sellers do not have a material relationship with the Company and the acquisition was not an affiliated transaction.
The contract purchase price for the 53 acquired properties was approximately $3,534,263, exclusive of closing costs. The Company partially funded the purchase price by way of a loan from Silvergate Bank, of La Jolla, California, in the amount of $3,526,985.
Reven Housing REIT is a Maryland corporation formed to invest in and manage a diverse portfolio of single family homes located throughout the United States.

Jacksonville 140 [Member]
Real Estate Disclosure [Text Block]
1. DESCRIPTION OF REAL ESTATE PROPERTY
On February 27, 2015, Reven Housing REIT, Inc. (the “Company”), through a wholly-owned subsidiary, entered into a Single Family Homes Real Estate Purchase and Sale Agreement (the “Agreement”) with ADCIP, LLC, a Delaware limited liability company, and ADCIP II, LLC, a Delaware limited liability company (collectively the “Sellers”), to purchase a portfolio of up to 140 single-family rental homes located in the Jacksonville, Florida, metropolitan area from the Sellers. On September 28, 2015, the Company and Sellers entered into an amendment to the Agreement pursuant to which the parties amended the Agreement to extend the closing date and the Company’s due diligence period to October 15, 2015 for 59 of the homes and December 31, 2015 for the remainder of the homes. On October 14, 2015, the Company completed the purchase of 45 homes in the portfolio for the purchase price of approximately $3,057,000, and on December 15, 2015 the Company purchased another ten homes in the portfolio for $675,039. On December 23, 2015, the Company and the Sellers further amended the Agreement to extend the closing date and the Company’s due diligence period for the remaining 85 homes to February 15, 2016.
The contract purchase price for the portfolio is $9,417,682, exclusive of closing costs. The Company expects to fund this purchase from the proceeds of its prospective common stock offering.
The Company is a Maryland corporation formed to invest in and manage a diverse Portfolio of single family homes located throughout the United States.

Houston 100 [Member]
Real Estate Disclosure [Text Block]
1. DESCRIPTION OF REAL ESTATE PROPERTY
On September 26, 2014, Reven Housing REIT, Inc. (the “Company”), through a wholly-owned subsidiary, entered into a Single Family Homes Real Estate Purchase and Sale Agreement (the “Agreement”) with Red Door Housing, LLC, a Texas limited liability company (the “Seller”), to purchase a portfolio of up to 100 single-family rental homes located in the Houston, Texas, metropolitan area from the Seller. On September 23, 2015, the Company and Seller entered into an amendment to the Agreement pursuant to which the parties amended the Agreement to extend the closing date and the Company’s due diligence period to December 31, 2015. On December 29, 2015, the Company and the Seller further amended the Agreement to extend the closing date and the Company’s due diligence period to March 31, 2016.
The contract purchase price for the portfolio is $8,800,000, exclusive of closing costs. The Company expects to fund this purchase from the proceeds of its prospective common stock offering.
The Company is a Maryland corporation formed to invest in and manage a diverse portfolio of single family homes located throughout the United States.